Segment Information (Tables)	12 Months Ended
Mar. 31, 2025
Segment Information [Abstract]
Schedule of Assets and Property, Plant and Equipment

A summary of the revenue from contracts with customers, profitability information and asset information by segment and geographical areas is shown below:

	Metal stamping and Mechanical OEM	Electric OEM	Corporate	Consolidated
Fiscal year ended March 31, 2025
Revenues:
Sales of products	$4,500	2,912	-	7,412
Sub-contracting income	-	-	-	-
Total revenue	4,500	2,912	-	7,412
Cost	3,077	1,865	-	4,942
Gross Profit	1,423	1,047	-	2,470
Operating expenses:
Selling, general and administrative expenses	1,749	1,149	107	3,005
Impairment of property, plant and equipment	-	-	-	-
Impairment of operating lease right of use assets	-	-	-	-
Total operating expenses	1,749	1,149	107	3,005
Segment loss	$(326)	(102)	(107)	(535)
Reconciliation of segment profit or loss
Exchange gain, net				124
Interest income				203
Other income				22
Gain on disposal of property, plant and equipment				333
Income before income taxes				147

Other segment information:
Depreciation expense	$6	3	-	9
Capital expenditure	62	39	-	101
	Metal stamping and Mechanical OEM	Electric OEM	Corporate	Consolidated
Fiscal year ended March 31, 2024
Revenues:
Sales of products	$3,474	2,029	-	5,503
Sub-contracting income	-	818	-	818
Total revenue	3,474	2,847	-	6,321
Cost	2,719	1,894	-	4,613
Gross Profit	755	953	-	1,708
Operating expenses:
Selling, general and administrative expenses	1,158	1,210	109	2,477
Impairment of property, plant and equipment	190	145	-	335
Impairment of operating lease right of use assets	302	225	-	527
Total operating expenses	1,650	1,580	109	3,339
Segment loss	$(895)	(627)	(109)	(1,631)
Reconciliation of segment profit or loss
Exchange gain, net				198
Interest income				248
Other income				30
Gain on disposal of property, plant and equipment				16
Loss before income taxes				(1,139)

Other segment information:
Depreciation expense	$89	70	-	159
Capital expenditure	65	53	-	118
	Metal stamping and Mechanical OEM	Electric OEM	Corporate	Consolidated
Fiscal year ended March 31, 2023
Revenues:
Sales of products	$6,654	3,588	-	10,242
Sub-contracting income	-	-	-	-
Total revenue	6,654	3,588	-	10,242
Cost	4,956	2,145	-	7,101
Gross Profit	1,698	1,443	-	3,141
Operating expenses:
Selling, general and administrative expenses	1,910	1,538	170	3,618
Impairment of property, plant and equipment	-	-	-	-
Impairment of operating lease right of use assets	-	-	-	-
Total operating expenses	1.910	1,538	170	3,618
Segment loss	$(212)	(95)	(170)	(477)
Reconciliation of segment profit or loss
Exchange gain, net				32
Interest income				87
Other income				38
Gain on disposal of property, plant and equipment				7
Loss before income taxes				(313)

Other segment information:
Depreciation expense	$137	72	-	209
Capital expenditure	60	32	-	92

Schedule of Assets and Property, Plant and Equipment
	As of March 31,
	2024	2025
	$	$
Total assets:
Metal stamping and Mechanical OEM	5,486	5,041
Electric OEM	5,770	4,302
Corporate	62	211
Total assets	11,318	9,554

	As of March 31,
	2024	2025
	$	$
Property, plant and equipment, net:
Metal stamping and Mechanical OEM	-	57
Electric OEM	-	37
Total property, plant and equipment, net	-	94

Schedule of Breakdown by Geographic Area	the breakdown by geographic area is as follows:
	Year ended March 31,
	2023	2024	2025
	$	$	$
Revenue from contracts with customers:
Hong Kong and China	1,510	906	794
Europe	8,268	4,214	6,324
Other Asian countries	27	-	3
North America	437	1,201	291
Total revenue from contracts with customers	10,242	6,321	7,412
The breakdown by geographic area is as follows:
	As of March 31,
	2024	2025
	$	$
Property, plant and equipment, net:
Hong Kong and China	-	83
Myanmar	-	11
Total property, plant and equipment, net	-	94